Note 6 - Conversion of Notes Payable (Details Textual) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 28, 2014	Mar. 26, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Conversion, Converted Instrument, Shares Issued			1,360,000
Debt Instrument, Cancel Amount								$ 333,000
Debt Instrument, Cancelled Accrued Interest								$ 50,895
Common Stock, Cancelled								530,000
Common Stock, Cancelled Value								$ 212,017
Line of Credit Facility, Canceled	$ 50,000				$ 50,000		$ 50,000
Line of Credit, Cancelled Accrued Interest	$ 8,530				8,530		8,530
Debt Instrument, Convertible, Conversion Price			$ 0.25
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 584,800			$ 352,566			$ 584,800
Debt Conversion, Converted Instrument, Amount			275,000
Interest Expense, Debt			$ 65,000	$ 1,087,578	$ 247,310	1,972,428	$ 564,383	994,671	$ 348,153
Share Price			$ 0.43
Interest Expense [Member]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			$ 244,800
Series A Warrant Issued for Exchanged Equity [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	234,120				234,120		234,120
The 2015 Unit Offering [Member]
Debt Conversion, Original Debt, Amount						$ 283,571		383,913
The 2015 Unit Offering [Member] | New Convertible Promissory Note in Exchange of Cancelled Note [Member]
Debt Conversion, Original Debt, Amount	$ 58,530							383,895
The 2015 Unit Offering [Member] | New Convertible Promissory Note in Exchange of Cancelled Common Stock [Member]
Debt Instrument, Face Amount								$ 212,017
Note Payable Principal Balance and Related Accrued Interest [Member] | Note Payable Holders [Member]
Debt Conversion, Converted Instrument, Shares Issued		1,360,000						258,236
Debt Conversion, Original Debt, Amount		$ 584,800						$ 64,559